Note 24 - Taxes (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of provision for income taxes [text block]

	2018	2017
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%

Statutory income tax rates applied to accounting income	$(1,828,000)	$(3,387,000)

Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	(57,000)	(152,000)
Permanent differences and other items	583,000	2,010,000
Benefit of tax losses not recognized	1,302,000	1,529,000
Provision for income taxes	$—	$—

Disclosure of deferred tax assets and liabilities [text block]
Deferred Income Tax Liabilities	Mineral properties	Debt issuance cost	Total

At August 31, 2016	$(10,314,000)	$(72,000)	$(10,386,000)
Charged to the consolidated statement of comprehensive loss	(508,000)	(54,000)	(562,000)
At August 31, 2017	$(10,822,000)	$(126,000)	$(10,948,000)
Charged to the consolidated statement of comprehensive loss	(293,000)	(128,000)	(421,000)
At August 31, 2018	$(11,115,000)	$(254,000)	$(11,369,000)
Deferred Income Tax Assets	Non-capital losses	Non-capital losses	Total

At August 31, 2016	$10,314,000	$72,000	$10,386,000
Charged to the consolidated statement of comprehensive loss	508,000	54,000	562,000
At August 31, 2017	$10,822,000	$126,000	$10,948,000
Charged to the consolidated statement of comprehensive loss	293,000	128,000	421,000
At August 31, 2018	$11,115,000	$254,000	$11,369,000

Net deferred tax assets (liabilities)	$—	$—	$—

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

	August 31, 2018	August 31, 2017

Non capital losses	$44,742,000	$38,767,000
Property, plant and equipment	207,000	207,000
Capital losses	127,000	127,000
	$45,076,000	$39,101,000

Schedule of unusued tax losses [text block]

2026	$1,711,000
2027	1,388,000
2028	1,333,000
2029	1,587,000
2030	1,427,000
2031	2,378,000
2032	2,496,000
2033	2,352,000
2034	2,195,000
2035	1,983,000
2036	2,050,000
2037	2,866,000
2038	3,432,000
$27,198,000